Asset retirement obligations - Changes in long-term interest rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Brazil
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	5.34%	5.73%
Canada
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	0.57%	0.55%
Other regions | Minimum
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	0.72%	1.07%
Other regions | Maximum
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	6.13%	8.02%